Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
January 21, 2020

Re: Allianz Life Insurance Company of North America
File No. 333-230899 (Allianz Index Advantage ADV)

Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statement on Form S-1.  The primary purpose of this filing is to update prospectus disclosure to reflect the addition of a 3-Year Term to the Index Performance Strategy Crediting Method. The updated prospectus disclosure is substantially similar to the updates as reflected in the recently filed Index Advantage Income post-effective registration statement amendment (File No. 333-230901), submitted on January 8, 2020.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2019, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg